Borrowings	12 Months Ended
Dec. 31, 2011
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
BORROWINGS [Text Block]

NOTE 11: BORROWINGS
Borrowings consist of the following:

	December 31,	December 31,
Navios Holdings loans	2011	2010
Loan Facility HSH Nordbank and Commerzbank A.G.	$43,773	$62,961
Revolver Facility HSH Nordbank and Commerzbank A.G.	7,810	15,745
Commerzbank A.G.	104,626	111,496
Dekabank Deutsche Girozentrale	75,000	91,000
Loan Facility Emporiki Bank ($130,000)	43,948	61,380
Loan Facility Emporiki Bank ($75,000)	34,750	75,000
Loan Facility Emporiki Bank ($40,000)	38,500	28,000
Loan Facility Emporiki Bank ($23,000)	20,884	—
Loan Facility Emporiki Bank ($23,000)	10,170	—
Loan DNB NOR Bank ($40,000)	37,082	19,000
Loan DNB NOR Bank ($66,500)	52,900	60,700
Loan facility Marfin Egnatia Bank	17,908	—
Unsecured bond	20,000	20,000
Senior notes due 2019	350,000	—
Ship mortgage notes	400,000	400,000
Senior notes due 2014	—	300,000
Total Navios Holdings loans	$1,257,351	$1,245,282

	December 31,	December 31,
Navios Logistics loans	2011	2010
Senior notes	200,000	—
Loan Marfin Egnatia Bank	$—	$70,000
Other long-term loans	668	57,423
Total Navios Logistics loans	$200,668	$127,423

	December 31,	December 31,
Navios Acquisition loans	2011	2010
Deutsche Schifsbank AG, Alpha Bank AE, Credit Agricole Corporate and Investment Bank	$—	$107,236
BNP Paribas S.A. and DVB Bank SE	—	36,175
DVB Bank SE and ABN AMRO Bank N.V.	—	50,207
Marfin Egnatia Bank	—	80,000
Eurobank Ergasias S.A. $52,200	—	22,800
Eurobank Ergasias S.A. $52,000	—	13,000
Ship Mortgage Notes	—	400,000

Total Navios Acquisition loans	$—	$709,418

	December 31,	December 31,
Total Navios Holdings loans (including Navios Acquisition and Navios Logistics loans)	2011	2010
Total borrowings	$1,458,019	$2,082,123
Less: unamortized discount	(4,462)	(6,213)
Less: current portion	(70,093)	(63,297)

Total long-term borrowings	$1,383,464	$2,012,613

Navios Holdings loans

In December 2006, the Company issued $300,000 in senior notes at a fixed rate of 9.5% due on December 15, 2014 ("2014 Notes"). On January 28, 2011, Navios Holdings completed the sale of $350,000 of 8.125% Senior Notes due 2019 (the "2019 Notes"). The net proceeds from the sale of the 2019 Notes were used to redeem any and all of Navios Holdings' outstanding 2014 Notes and pay related transaction fees and expenses and for general corporate purposes. The effect of this transaction was the write off of $21,199 from deferred financing fees, which is recorded in the statement of income under "Loss on bond extinguishment".

Senior Notes: On January 28, 2011, the Company and its wholly owned subsidiary, Navios Maritime Finance II (US) Inc. ("NMF" and, together with the Company, the "2019 Co-Issuers") issued $350,000 in senior notes due on February 15, 2019 at a fixed rate of 8.125%. The senior notes are fully and unconditionally guaranteed, jointly and severally and on an unsecured senior basis, by all of the Company's subsidiaries, other than NMF, Navios Maritime Finance (US) Inc., Navios Maritime Acquisition Corporation and its subsidiaries, Navios South American Logistics Inc. and its subsidiaries and Navios GP L.L.C. The subsidiary guarantees are "full and unconditional", as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an "unrestricted subsidiary" for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. The 2019 Co-Issuers have the option to redeem the notes in whole or in part, at any time (i) before February 15, 2015, at a redemption price equal to 100% of the principal amount, plus a make-whole premium, plus accrued and unpaid interest, if any, and (ii) on or after February 15, 2015, at a fixed price of 104.063% of the principal amount, which price declines ratably until it reaches par in 2017, plus accrued and unpaid interest, if any. At any time before February 15, 2014, the 2019 Co-Issuers may redeem up to 35% of the aggregate principal amount of the notes with the net proceeds of an equity offering at 108.125% of the principal amount of the notes, plus accrued and unpaid interest, if any, so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the notes will have the right to require the 2019 Co-Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date. Pursuant to a registration rights agreement, the 2019 Co-Issuers and the guarantors filed a registration statement on June 21, 2011, that was declared effective on August 23, 2011.

The exchange offer of the privately placed notes with publicly registered notes with identical terms was completed on September 30, 2011. The senior notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of the 2019 Co Issuers' properties and assets and creation or designation of restricted subsidiaries. The 2019 Co-Issuers were in compliance with the covenants as of December 31, 2011.

Ship Mortgage Notes: In November 2009, the Company and its wholly owned subsidiary, Navios Maritime Finance (US) Inc. (together, the "Mortgage Notes Co-Issuers") issued $400,000 of first priority ship mortgage notes due on November 1, 2017 at a fixed rate of 8.875%. The ship mortgage notes are senior obligations of the Mortgage Notes Co-Issuers and are secured by first priority ship mortgages on 15 vessels owned by certain subsidiary guarantors and other related collateral securities. The ship mortgage notes are fully and unconditionally guaranteed, jointly and severally by all of the Company's direct and indirect subsidiaries that guarantee the 2019 Notes. The guarantees of the Company's subsidiaries that own mortgage vessels are senior secured guarantees and the guarantees of the Company's subsidiaries that do not own mortgage vessels are senior unsecured guarantees. At any time before November 1, 2012, the Mortgage Notes Co-Issuers may redeem up to 35% of the aggregate principal amount of the ship mortgage notes with the net proceeds of a public equity offering at 108.875% of the principal amount of the ship mortgage notes, plus accrued and unpaid interest, if any, so long as at least 65% of the originally issued aggregate principal amount of the ship mortgage notes remains outstanding after such redemption. In addition, the Mortgage Notes Co-Issuers have the option to redeem the ship mortgage notes in whole or in part, at any time (1) before November 1, 2013, at a redemption price equal to 100% of the principal amount plus a make whole price which is based on a formula calculated using a discount rate of treasury bonds plus 50 basis points, and (2) on or after November 1, 2013, at a fixed price of 104.438%, which price declines ratably until it reaches par in 2015. Furthermore, upon occurrence of certain change of control events, the holders of the ship mortgage notes may require the Mortgage Notes Co-Issuers to repurchase some or all of the notes at 101% of their face amount. Pursuant to the terms of a registration rights agreement, as a result of satisfying certain conditions, the Mortgage Notes Co Issuers and the guarantors are not obligated to file a registration statement that would have enabled the holders of ship mortgage notes to exchange the privately placed notes with publicly registered notes with identical terms. The ship mortgage notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of the Mortgage Notes Co-Issuers' properties and assets and creation or designation of restricted subsidiaries. The Mortgage Notes Co-Issuers were in compliance with the covenants as of December 31, 2011.

Loan Facilities:

The majority of the Company's senior secured credit facilities include maintenance covenants, including loan-to-value ratio covenants, based on either charter-adjusted valuations, or charter-free valuations. As of December 31, 2011, the Company was in compliance with all of the covenants under each of its credit facilities outlined below.

HSH/Commerzbank Facility: In February 2007, Navios Holdings entered into a secured loan facility with HSH Nordbank and Commerzbank AG maturing on October 31, 2014. The facility was initially composed of a $280,000 term loan facility and a $120,000 reducing revolving facility and it has been amended and repaid as the vessels have been sold.

In April 2010, Navios Holdings amended its facility agreement with HSH/Commerzbank as follows: (a) to release certain pledge deposits amounting to $117,519 and to accept additional securities of substitute vessels; and (b) to set a margin ranging from 115 basis points to 175 basis points depending on the specified security value. In April, 2010, the available amount of $21,551 under the revolving facility was drawn and an amount of $117,519 was kept in a pledged account. On April 29, 2010, restricted cash of $17,982 for financing the Navios Vector acquisition was drawn. The amount of $73,974 for financing the Navios Melodia and the Navios Fulvia acquisitions ($36,987 for each vessel) was drawn from the pledged account and a prepayment of $25,553 was made on October 1, 2010. As a result, no outstanding amount was kept in the pledged account as of December 31, 2010 and 2011.

The loan facility requires compliance with financial covenants, including a specified SVM compared to total debt percentage and minimum liquidity. It is an event of default under the revolving credit facility if such covenants are not complied with or if Angeliki Frangou, the Company's Chairman and Chief Executive Officer, beneficially owns less than 20% of the issued stock.

The revolving credit facility is available for future acquisitions and general corporate and working capital purposes.

On November 15, 2010, following the sale of the Navios Melodia and the Navios Fulvia to Navios Partners, Navios Holdings fully repaid its outstanding loan balance with HSH Nordbank in respect of the two vessels amounting to $71,898.

On May 19, 2011, in connection with the sale of the Navios Orbiter to Navios Partners, Navios Holdings repaid $20,217 of the outstanding loan associated with this vessel.

As of December 31, 2011, the outstanding revolving credit facility is repayable in five quarterly installments of $846 and seven quarterly installments of $224 with a final balloon payment of $2,012 on the last payment date and the outstanding term loan facility is repayable in five quarterly installments of $529 and six quarterly installments of $1,129 with a final balloon payment of $34,354 on the last payment date.

As of December 31, 2011, the outstanding amount under the revolving credit facility was $7,810 and the outstanding amount under the loan facility was $43,773.

Emporiki Facilities: In December 2007, Navios Holdings entered into a facility agreement with Emporiki Bank of Greece for an amount of up to $154,000 in order to partially finance the construction of two Capesize bulk carriers. In July 2009, following an amendment of the above-mentioned agreement, the amount of the facility has been changed to up to $130,000.

On March 18, 2010, following the sale of the Navios Aurora II to Navios Partners, Navios Holdings repaid $64,350 and the outstanding amount of the facility was reduced to $64,350. The interest rate of the amended facility is based on a margin of 175 basis points. The facility is repayable in seven semi-annual installments of $2,354 and 10 semi-annual installments of $1,570 with a final balloon payment of $11,770 on the last payment date. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of December 31, 2011, the outstanding amount under this facility was $43,948.

In August 2009, Navios Holdings entered into an additional facility agreement with Emporiki Bank of Greece for an amount of up to $75,000 (divided into two tranches of $37,500) to partially finance the acquisition costs of two Capesize vessels. The repayment of each tranche starts six months after the delivery date of the respective Capesize vessel. The loan bears interest at a rate of LIBOR plus 175 basis points. The outstanding amount of the loan as of December 31, 2011, is repayable in 18 semi-annual installments of $1,375 with a final payment of $10,000 on the last repayment date. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. On May 19, 2011, in connection with the sale of the Navios Luz to Navios Partners, Navios Holdings repaid $37,500 of the outstanding loan associated with this vessel. As of December 31, 2011, the outstanding amount under this facility was $34,750.

In September 2010, Navios Holdings entered into another facility agreement with Emporiki Bank of Greece for an amount of up to $40,000 in order to partially finance the construction of one Capesize bulk carrier, the Navios Azimuth, which was delivered on February 14, 2011 to Navios Holdings. The loan is repayable in 20 semi-annual equal installments of $1,500, with a final balloon payment of $10,000 on the last payment date. The loan bears interest at a rate of LIBOR plus 275 basis points. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of December 31, 2011, the full amount was drawn and the outstanding amount under this facility was $38,500.

In August 2011, Navios Holdings entered into an additional facility agreement with Emporiki Bank of Greece for an amount of up to $23,000 in order to partially finance the construction of a newbuilding bulk carrier, the Navios Avior, which is expected to be delivered in April 2012 (see Note 7). The facility is repayable in 20 semi-annual equal installments of $750 after the drawdown date, with a final balloon payment of $8,000 on the last payment date. The loan bears interest at a rate of LIBOR plus 275 basis points. The loan facility requires compliance with certain covenants and with the covenants contained in the 2019 Notes. As of December 31, 2011, an amount of $20,884 was drawn and outstanding under this facility.

In December 2011, Navios Holdings entered into another facility agreement with Emporiki Bank of Greece for an amount up to $23,000 in order to partially finance the construction of one newbuilding bulk carrier, the Navios Centaurus, which is expected to be delivered in March 2012 (see Note 7). The facility is repayable in 20 semi-annual equal installments of $750 after the drawdown date, with a final balloon payment of $8,000 on the last payment date. It bears interest at a rate of LIBOR plus 325 bps. The loan facility requires compliance with certain covenants and with the covenants contained in the 2019 Notes. As of December 31, 2011, an amount of $10,170 was drawn and outstanding under this facility.

DNB Facilities: In June 2008, Navios Holdings entered into a facility agreement with DNB NOR BANK ASA for an amount of up to $133,000 in order to partially finance the construction of two Capesize bulk carriers. In June 2009, following an amendment of the above-mentioned agreement, one of the two tranches of the facility amounting to $66,500 was cancelled following the cancellation of construction of one Capesize bulk carrier. The interest rate of the amended facility is based on a margin of 225 basis points as defined in the new agreement. As of December 31, 2011, the outstanding loan facility is repayable in eight semi-annual installments of $2,900, with a final payment of $29,700 on the last payment date. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of December 31, 2011, the outstanding amount under this facility was $52,900.

In August 2010, Navios Holdings entered into a facility agreement with DNB NOR BANK ASA for an amount of up to $40,000 in order to partially finance the construction of one Capesize bulk carrier, the Navios Altamira, which was delivered on January 28, 2011 to Navios Holdings, and amended the loan. The loan bears interest at a rate of LIBOR plus 275 basis points. As of December 31, 2011, the outstanding loan is repayable in 21 equal quarterly installments of $628, with a final balloon payment of $23,894 on the last payment date. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. As of December 31, 2011, the outstanding amount under this facility was $37,082.

Dekabank Facility: In February 2009 (amended and restated in May 2009), Navios Holdings entered into a facility of up to $120,000 with Dekabank Deutsche Girozentrale to finance the acquisition of two Capesize vessels. The loan is repayable in 20 semi-annual installments and bears an interest rate based on a margin of 190 basis points. The loan facility requires compliance with certain financial covenants and the covenants contained in the 2019 Notes. Following the sale of the Navios Pollux to Navios Partners in May 2010, an amount of $39,000 was kept in a pledged account pending the delivery of a substitute vessel as collateral to this facility. The amount of $39,000 kept in the pledged account was released to finance the delivery of the Capesize vessel Navios Buena Ventura that was delivered to Navios Holdings on October 29, 2010. As of December 31, 2011, $75,000 was outstanding under this facility.

Marfin Facility: In March 2009, Navios Holdings entered into a loan facility with Marfin Egnatia Bank of up to $110,000 to be used to finance the pre-delivery installments for the construction of newbuilding vessels and for general corporate purposes. As of September 7, 2010, the available amount of the loan facility was reduced to $30,000. On May 10, 2011, the amount of $18,850 was drawn to finance the acquisition of the Navios Astra. The loan is repayable beginning three months following the drawdown in seven equal quarterly installments of $471, with a final balloon payment of $15,553 on the last payment date. This loan bears interest at a rate of LIBOR plus 275 basis points. The loan facility requires compliance with certain covenants. As of December 31, 2011, the outstanding amount under this facility was $17,908 and an amount of $12,092 was still undrawn.

Convertible Debt: In February 2009, Navios Holdings issued $33,500 of convertible debt at a fixed rate of 2% exercisable at a price of $11.00 per share, exercisable until February 2012, in order to partially finance the acquisition of the Navios Vega. Interest was payable semi-annually. Unless previously converted, the amount was payable in February 2012. The Company had the option to redeem the debt in whole or in part in multiples of a thousand dollars, at any time after February 2010 at a redemption price equal to 100% of the principal amount to be redeemed. The convertible debt was recorded at fair value on issuance at a discounted face value of 94.5%. The fair value was determined using a binomial stock price tree model that considered both the debt and conversion features. The model used takes into account the credit spread of the Company, the volatility of its stock, as well as the price of its stock at the issuance date.

On November 3, 2010, Navios Holdings purchased the 2% convertible debt having a principal amount of $33,500, dated February 18, 2009, for an aggregate price of $29,100, resulting in a gain of $3,799 under "Other income" in the statements of income. The closing of the purchase of the convertible senior debt took place on November 16, 2010.

Commerzbank Facility: In June 2009, Navios Holdings entered into facility agreement for an amount of up to $240,000 (divided into four tranches of $60,000) with Commerzbank AG in order to partially finance the acquisition of a Capesize vessel and the construction of three Capesize vessels. Following the delivery of two Capesize vessels, the Navios Melodia and the Navios Buena Ventura, on September 20, 2010 and October 29, 2010, respectively, Navios Holdings cancelled two of the four tranches and in October 2010 fully repaid their outstanding loan balances of $53,600 and $54,500, respectively. The third and fourth tranches of the facility are repayable starting three months after the delivery of each Capesize vessel in 40 quarterly installments of $882 and $835, respectively, with a final payment of $24,706 and $23,384, respectively, on the last payment date. The loan bears interest at a rate based on a margin of 225 basis points. The loan facility requires compliance with certain covenants and with the covenants contained in the 2019 Notes. As of December 31, 2011, the outstanding amount was $104,626.

Unsecured Bond: In July 2009, Navios Holdings issued a $20,000 unsecured bond due in July 2012 as a partial payment for the acquisition price of a Capesize vessel. Interest accrues on the principal amount of the unsecured bond at the rate of 6% per annum. All accrued interest (which will not be compounded) will be first due and payable in July 2012, which is the maturity date. The unsecured bond may be prepaid by Navios Holdings at any time without prepayment penalty.

DVB Facility: On August 4, 2005, Kleimar entered into a $21,000 loan facility with DVB Bank for the purchase of a vessel. The loan was assumed upon acquisition of Kleimar and was repayable in 20 quarterly installments of $280 each with a final balloon payment of $15,400 in August 2010. The loan was secured by a mortgage on a vessel together with assignment of earnings and insurances. As of December 31, 2010, the outstanding amount under this facility had been fully repaid.

Amounts drawn under the facilities are secured by first preferred mortgages on Navios Holdings' vessels and other collateral. The credit facilities contain a number of restrictive covenants that limit Navios Holdings from, among other things: incurring or guaranteeing indebtedness; entering into affiliate transactions; charging, pledging or encumbering the vessels; changing the flag, class, management or ownership of Navios Holdings' vessels; changing the commercial and technical management of Navios Holdings' vessels; selling or changing the ownership of Navios Holdings' vessels; and subordinating the obligations under the new credit facility to any general and administrative costs relating to the vessels, including the fixed daily fee payable under the management agreement. The credit facilities also require the vessels to comply with the ISM Code and ISPS Code and to maintain valid safety management certificates and documents of compliance at all times. The credit facilities also require compliance with a number of financial covenants including debt coverage ratios and minimum liquidity. It is an event of default under the credit facilities if such covenants are not complied with.

Navios Acquisition loans:

From March 30, 2011, Navios Acquisition has been considered as an affiliate entity of Navios Holdings and not as a controlled subsidiary of the Company. As a result, Navios Acquisition has been accounted for under the equity method of accounting, and its loans are not consolidated in Navios Holdings balance sheet as of December 31, 2011, consequently additional disclosures for Navios Acquisition loans for 2011 have not be disclosed.

Ship Mortgage Notes: In October 2010, Navios Acquisition issued $400,000 first priority ship mortgage notes (the "Notes") due on November 1, 2017 at an 8.625% fixed rate. The Notes are senior obligations of Navios Acquisition and are secured by first priority ship mortgages on six VLCC vessels owned by certain subsidiary guarantors and certain other associated property and contract rights. The guarantees of Navios Acquisition's subsidiaries that own mortgage vessels are senior secured guarantees and the guarantees of Navios Acquisition's subsidiaries that do not own mortgage vessels are senior unsecured guarantees. Navios Acquisition may redeem the Notes in whole or in part, as its option, at any time (1) before November 1, 2013 at a redemption price equal to 100% of the principal amount plus a make whole price which is based on a formula calculated using a discount rate of treasury bonds plus 50 basis points (2) on or after November 1, 2013, at a fixed price of 104.313%, which price declines ratably until it reaches par in November 2015. In addition, any time before November 1, 2013, Navios Acquisition may redeem up to 35% of the aggregate principal amount of the Notes with the net proceeds of an equity offering at 108.625% of the principal amount of the Notes, plus accrued and unpaid interest, if any, so long as at least 65% of the originally issued aggregate principal amount of the Notes remains outstanding after such redemption. Furthermore, upon occurrence of certain change of control events, the holders of the Notes may require Navios Acquisition to repurchase some or all of the Notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date. Under a registration rights agreement, the Navios Acquisition and the guarantors agreed to file a registration statement no later than five business days following the first year anniversary of the issuance of the Notes enabling the holders of ship mortgage notes to exchange the privately placed notes with publicly registered Notes with identical terms which was effective January 31, 2011.

Navios Acquisitions' 8.625% Notes are fully and unconditionally guaranteed on a joint and several basis by all of the Navios Acquisitions' subsidiaries with the exception of Navios Acquisition Finance (U.S.) Inc. (a co-issuer of the ship mortgage notes). All subsidiaries are 100% owned. Navios Acquisition does not have any independent assets or operations.

The Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering into certain transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Acquisition's properties and assets and creation or designation of restricted subsidiaries.

Following the issuance of the Notes and net proceeds raised of $388,883, the securities on six VLCC vessels previously secured by the loan facilities were fully released in connection with the full repayment of the facilities totalling approximately $343,841, and $27,609 was used to partially repay the $40,000 Navios Holdings' credit facility, which has been eliminated upon consolidation.

Credit Facilities

Deutsche Schiffsbank AG, Alpha Bank A.E., and Credit Agricole Corporate and Investment Bank: As a result of the initial asset acquisition, that qualified as Navios Acquisition's initial business combination, Navios Acquisition assumed a loan agreement dated April 7, 2010, with Deutsche Schiffsbank AG, Alpha Bank A.E. and Credit Agricole Corporate and Investment Bank of up to $150,000 (divided in six equal tranches of $25,000 each) to partially finance the construction of two chemical tankers and four product tankers. Each tranche of the facility is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,750 to be repaid on the last repayment date. The repayment of each tranche starts six months after the delivery date of the respective vessel which that tranche finances. The loan bears interest at a rate of LIBOR plus 250 basis points. The loan also requires compliance with certain financial covenants. As of December 31, 2010, $107,236 was drawn under this facility.

BNP Paribas SA Bank and DVB Bank S.E.: As a result of the initial asset acquisition, that qualified as Navios Acquisition's initial business combination, Navios Acquisition assumed a loan agreement dated April 8, 2010 of up to $75,000 (divided in three equal tranches of $25,000 each) for the purpose of partially-financing the purchase price of three product tankers. Each tranche is repayable in 12 equal semi-annual installments of $750 each with a final balloon payment of $16,750 to be repaid on the last repayment date. The repayment date of each tranche starts six months after the delivery date of the respective vessel which that tranche finances. The loan bears interest at a rate of LIBOR plus 250 basis points. The loan also requires compliance with certain financial covenants. As of December 31, 2010, $36,175 was drawn under this facility.

DVB Bank S.E. and ABN AMRO Bank N.V.: On May 28, 2010, Navios Acquisition entered into a loan agreement with DVB Bank S.E. and ABN AMRO BANK N.V. of up to $52,000 (divided into two tranches of $26,000 each) to partially finance the acquisition costs of two product tanker vessels. Each tranche of the facility is repayable in 24 equal quarterly installments of $448 each with a final balloon payment of $15,241 to be repaid on the last repayment date. The repayment of each tranche starts three months after the delivery date of the respective vessel. It bears interest at a rate of LIBOR plus 275 basis points. The loan also requires compliance with certain financial covenants. As of December 31, 2010, the outstanding amount under this facility was $50,207.

Marfin Egnatia Bank: In September 2010, Navios Acquisition (through four subsidiaries) entered into an $80,000 revolving credit facility with Marfin Egnatia Bank to partially finance the acquisition and construction of vessels and for investment and working capital purposes. The loans are secured by assignments of construction contracts and guarantees, as well as security interests in related assets. The loan matures on September 7, 2012 (with available one-year extensions) and bears interest at a rate of LIBOR plus 275 basis points. As of December 31, 2010, the outstanding amount under this facility was $80,000.

Eurobank Ergasias S.A.: On October 26, 2010, Navios Acquisition entered into a loan agreement with Eurobank Ergasias S.A. of up to $52,200 (divided into two tranches of $26,100 each) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility is repayable in 32 equal quarterly installments of $345, each with a final balloon payment of $15,060, to be repaid on the last repayment date. The repayment of each tranche starts three months after the delivery date of the respective vessel. The loan bears interest at a rate of LIBOR plus (i) plus 250 basis points for the period prior to the delivery date in respect of the vessel being financed, and (ii) thereafter 275 basis points. The loan also requires compliance with certain financial covenants. The outstanding amount under this facility as of December 31, 2010 was $22,800.

Eurobank Ergasias S.A.: On December 6, 2010, Navios Acquisition entered into a loan agreement with Eurobank Ergasias S.A. of up to $52,000 (divided into two tranches of $26,000 each) to partially finance the acquisition costs of two LR1 product tanker vessels. Each tranche of the facility is repayable in 32 equal quarterly installments of $345 each with a final balloon payment of $14,960, to be repaid on the last repayment date. The repayment of each tranche starts three months after the delivery date of the respective vessel. It bears interest at a rate of LIBOR plus 300 basis points. The loan also requires compliance with certain financial covenants. As of December 31, 2010, $13,000 was drawn ($6,500 from each of the two tranches under this facility).

The VLCC Acquisition Credit Facilities

On September 10, 2010, Navios Acquisition consummated the VLCC Acquisition. In connection with the acquisition of the VLCC vessels, Navios Acquisition entered into, assumed and supplemented the VLCC Acquisition credit facilities described below. The VLCC Acquisition credit facilities were fully repaid and terminated with the proceeds of the Notes on October 21, 2010.

In connection with the full repayment of the VLCC facilities of $343,841 Navios Acquisition paid prepayment fees and breakage cost of $2,503 and wrote-off unamortized deferred financing costs of $2,938. The total amount of $5,441 was expensed in the statement of income.

On December 12, 2006, a loan of $82,875 was obtained from HSH Nordbank AG. The loan is secured by the Shinyo Navigator together with security interests in related assets. The balance of the loan assumed at closing was $56,125. The facility was amended on September 9, 2010, in connection with the closing of the VLCC Acquisition, and was guaranteed by Navios Acquisition. The amended terms included a new margin of 2.75%. A 1% fee on the outstanding balance of the facility as of September 10, 2010 was paid at closing.

On September 5, 2007, a syndicated loan of $65,000 was obtained from DVB Group MerchantBank (Asia) Ltd, BNP Paribas, Credit Suisse and Deutsche Schiffsbank AG. The loan was secured by the C. Dream together with security interests in related assets. The balance of the loan assumed at closing was $54,700. The facility was amended on September 10, 2010, in connection with the closing of the VLCC Acquisition, and was guaranteed by Navios Acquisition. The amended terms included a new margin of 2.75%,. A 1% fee on the outstanding balance of the facility as of September 10, 2010 was paid at closing.

On January 4, 2007, a syndicated loan of $86,800 was obtained from DVB Group MerchantBank (Asia) Ltd, Credit Suisse and Deutsche Schiffsbank AG. The loan was secured by the Shinyo Ocean together with security interests in related assets. The balance of the loan assumed on September 10, 2010 was $58,907. The facility was amended on September 9, 2010, in connection with the closing of the VLCC Acquisition, and was guaranteed by Navios Acquisition. The amended terms included a new margin of 2.75%. A 1% fee on the outstanding balance of the facility as of September 10, 2010 was paid at closing.

On January 4, 2007, a syndicated loan of $86,800 was obtained from DVB Group Merchant Bank (Asia) Ltd, Credit Suisse and Deutsche Schiffsbank AG. The loan was secured by the Shinyo Kannika together with security interests in related assets. The balance of the loan assumed on September 10, 2010 was $58,784. The facility was amended on September 9, 2010, in connection with the closing of the VLCC Acquisition, and was guaranteed by Navios Acquisition. The amended terms included a new margin of 2.75%. A 1% fee on the outstanding balance of the facility as of September 10, 2010 was paid at closing.

On May 16, 2007, a syndicated loan in the amount of $62,000 was obtained from DVB Group Merchant Bank (Asia) Ltd, Credit Suisse and Deutsche Schiffsbank AG. The loan was secured by the Shinyo Splendor together with security interests in related assets. The balance of the credit facility on September 10, 2010 was $38,775. The facility was amended on September 9, 2010, in connection with the closing of the VLCC transaction and was guaranteed by Navios Acquisition. The amended terms included a new margin of 2.75% applicable to tranche A and a new margin of 4% applicable to tranche B. A 1% fee on the outstanding balance of the facility as of September 10, 2010 was paid at closing.

On March 26, 2010, a loan facility of $90,000 was obtained from China Merchant Bank Co., Ltd. to finance the construction of Shinyo Saowalak. The balance of the loan facility as of September 10, 2010 was $90,000. The loan was secured by the Shinyo Saowalak together with security interests in related assets. The facility was amended on September 9, 2010, in connection with the closing of the VLCC Acquisition, and was guaranteed by Navios Acquisition.

Navios Logistics Loans

Logistics Senior Notes

On April 12, 2011, Navios Logistics and its wholly-owned subsidiary Navios Logistics Finance (US) Inc. ("Logistics Finance" and, together the "Logistics Co-Issuers") issued $200,000 in senior notes due on April 15, 2019 at a fixed rate of 9.25% ("the Logistics Senior Notes"). The Logistics Senior Notes are fully and unconditionally guaranteed, jointly and severally, by all of Navios Logistics' direct and indirect subsidiaries except for Hidronave South American Logistics S.A. and Navios Logistics Finance (US) Inc. The subsidiary guarantees are "full and unconditional", as those terms are used in Regulation S-X Rule 3-10, except that the indenture provides for an individual subsidiary's guarantee to be automatically released in certain customary circumstances, such as when a subsidiary is sold or all of the assets of the subsidiary are sold, the capital stock is sold, when the subsidiary is designated as an "unrestricted subsidiary" for purposes of the indenture, upon liquidation or dissolution of the subsidiary or upon legal or covenant defeasance or satisfaction and discharge of the notes. The Logistics Co-Issuers have the option to redeem the notes in whole or in part, at their option, at any time (i) before April 15, 2014, at a redemption price equal to 100% of the principal amount plus the applicable make-whole premium plus accrued and unpaid interest, if any, to  the redemption date and (ii) on or after April 15, 2014, at a fixed price of 106.938%, which price declines ratably until it reaches par in 2017.

At any time before April 15, 2014, the Logistics Co-Issuers may redeem up to 35% of the aggregate principal amount of the Logistics Senior Notes with the net proceeds of an equity offering at 109.25% of the principal amount of the notes, plus accrued and unpaid interest, if any, to the redemption date so long as at least 65% of the originally issued aggregate principal amount of the notes remains outstanding after such redemption. In addition, upon the occurrence of certain change of control events, the holders of the Logistics Senior Notes will have the right to require the Logistics Co-Issuers to repurchase some or all of the notes at 101% of their face amount, plus accrued and unpaid interest to the repurchase date.

Under a registration rights agreement, the Logistics Co-Issuers and the subsidiary guarantors were obliged to file a registration statement prior to January 7, 2012 that enables the holders of the Logistics Senior Notes to exchange the privately placed notes with publicly registered notes with identical terms. Pursuant to this registration rights agreement, the Logistics Co-Issuers and the subsidiary guarantors filed a registration statement on November 11, 2011 that was declared effective on February 17, 2012. The exchange offer of the privately placed notes with publicly registered notes with identical terms expired on March 23, 2012 and was completed on March 27, 2012, with an aggregate of $191,622 in principal amount, or 95.81% of the outstanding privately placed notes tendered for exchange. The Logistics Senior Notes contain covenants which, among other things, limit the incurrence of additional indebtedness, issuance of certain preferred stock, the payment of dividends, in excess of 6% per annum of the net proceeds received by or contributed to Navios Logistics in or from any public offering, redemption or repurchase of capital stock or making restricted payments and investments, creation of certain liens, transfer or sale of assets, entering in transactions with affiliates, merging or consolidating or selling all or substantially all of Navios Logistics properties and assets and creation or designation of restricted subsidiaries.

The net proceeds from the Logistics Senior Notes were approximately $193,207 after deducting fees and estimated expenses relating to the offering. The net proceeds from the Logistics Senior Notes have been used to (i) repay existing indebtedness, including any indebtedness of Navios Logistics' non-wholly owned subsidiaries excluding Hidronave South American Logistics S.A. (“non-wholly owned subsidiaries”), (ii) purchase barges and pushboats and (iii) to the extent there are remaining proceeds after the uses in (i) and (ii), for general corporate purposes.

Marfin Facility

On March 31, 2008, Nauticler S.A. ("Nauticler")(a subsidiary of Navios Logistics) entered into a $70,000 loan facility for the purpose of providing Nauticler with investment capital to be used in connection with one or more investment projects. In March 2009, Navios Logistics transferred its loan facility of $70,000 to Marfin Popular Bank Public Co. Ltd. The loan provided for an additional one year extension and an increase in margin to 275 basis points. On March 23, 2010, the loan was extended for one additional year, providing an increase in margin to 300 basis points. On March 29, 2011, Marfin Popular Bank committed to amend its current loan agreement with Nauticler to provide for a $40,000 revolving credit facility. On March 20, 2012, Marfin Popular Bank Co. Ltd. and Nauticler S.A., a subsidiary of Navios Holdings, finalized the documentation of the $40,000 revolving credit facility for working and investment capital purposes. On April 12, 2011, following the completion of the sale of $200,000 of Logistics Senior Notes, Navios Logistics fully repaid the $70,000 loan facility with Marfin Popular Bank using a portion of the proceeds from the Logistics Senior Notes. The loan bears interest at a rate based on a margin of 300 basis points and the obligations will be secured by mortgages on four tanker vessels or alternative security over other assets acceptable to the bank. The commitment requires that we maintain a loan-to-value ratio of 120% based on charter-free valuations and compliance with the covenants contained in the indenture governing the Logistics Senior Notes.

Non-Wholly Owned Subsidiaries' Indebtedness

On July 25, 2011, Navios Logistics acquired the noncontrolling interests of its joint ventures Thalassa Energy S.A., HS Tankers Inc., HS Navigation Inc., HS Shipping Ltd .Inc. and HS South Inc., in accordance with the terms of certain stock purchase agreements with HS Energy Ltd., an affiliate of Vitol S.A. Navios Logistics paid total consideration of $8,500 for such noncontrolling interests ($8,638 including transactions expenses), and simultaneously paid $53,155 in full and final settlement of all amounts of indebtedness of such joint ventures.

In connection with the acquisition of Horamar, Navios Logistics had assumed a $9,500 loan facility that was entered into by HS Shipping Ltd. Inc. in 2006, in order to finance the building of an 8,974 dwt double hull tanker, the Malva H. After the vessel's delivery, the interest rate had been LIBOR plus 150 basis points. The loan was repayable in installments of at least 90% of the amount of the last hire payment due to be paid to HS Shipping Ltd. Inc. The repayment date was not to extend beyond December 31, 2011. The loan could be pre-paid before such date, with two days written notice. The loan also required compliance with certain covenants. This loan was repaid in full on July 25, 2011 using a portion of the proceeds from the Logistics Senior Notes.

Navios Logistics assumed a $2,286 loan facility that was entered into by its majority owned subsidiary, Thalassa Energy S.A., in October 2007 to finance the purchase of two self-propelled barges, the Formosa and the San Lorenzo. The loan bore interest at LIBOR plus 150 basis points. The loan was repayable in five equal installments of $457, which were made in November 2008, June 2009, January 2010, August 2010, and March 2011. The loan was secured by a first priority mortgage over the two self-propelled barges. As of December 31, 2011, the loan had been fully repaid.

On September 4, 2009, HS Navigation Inc. had entered into a loan facility for an amount of up to $18,710 that bore interest at LIBOR plus 225 basis points in order to finance the acquisition cost of the Estefania H. The loan was repayable in installments that should not be less than the higher of (a) 90% of the amount of the last hire payment due to HS Navigation Inc. prior to the repayment date, and (b) $250, inclusive of any interest accrued in relation to the loan at that time. The loan was repayable by May 15, 2016 and could have been prepaid before such date with two days written notice. The loan also required compliance with certain covenants. This loan was repaid in full on July 25, 2011 using a portion of the proceeds from the Logistics Senior Notes.

On December 15, 2009, HS Tankers Inc., a majority owned subsidiary of Navios Logistics, had entered into a loan facility in order to finance the acquisition cost of the Makenita H for an amount of $24,000 which bore interest at LIBOR plus 225 basis points. The loan was repayable in installments that should not be less than the higher of (a) 90% of the amount of the last hire payment due to HS Tankers Inc. prior to the repayment date, and (b) $250, inclusive of any interest accrued in relation to the loan at that time. The loan was repayable by March 24, 2016 and could have been prepaid before such date with two days written notice. The loan also required compliance with certain covenants. This loan was repaid in full on July 25, 2011 using a portion of the proceeds from the Logistics Senior Notes.

On December 20, 2010, HS South Inc., a majority owned subsidiary of Navios Logistics, had entered into a loan facility in order to finance the acquisition cost of the Sara H for an amount of $14,385 which bore interest at LIBOR plus 225 basis points. The loan was repayable in installments that should not be less than the higher of (a) 90% of the amount of the last hire payment due to be HS South Inc. prior to the repayment date and (b) $250, inclusive of any interest accrued in relation to the loan at that time. The loan was repayable by May 24, 2016 and could have been prepaid before such date with two days written notice. The loan also required compliance with certain covenants. This loan was repaid in full on July 25, 2011 using a portion of the proceeds from the Logistics Senior Notes.

Other Indebtedness

In connection with the acquisition of Hidronave S.A. on October 29, 2009, Navios Logistics assumed an $817 loan facility that was entered into by Hidronave S.A. in 2001 in order to finance the construction of a pushboat (Nazira). As of December 31, 2011, the outstanding loan balance was $668. The loan facility bears interest at a fixed rate of 600 basis points. The loan is to be repaid in equal monthly installments of $6 each and the final repayment date cannot extend beyond August 10, 2021. The loan also requires compliance with certain covenants.

As of December 31, 2011, the Company and its subsidiaries were in compliance with all of the covenants under each of its credit facilities.

The maturity table below reflects the principal payments for the next five years and thereafter of all borrowings of Navios Holdings (including Navios Logistics) outstanding as of December 31, 2011, based on the repayment schedules of the respective loan facilities (as described above) and the outstanding amount due under the debt securities. The maturity table below includes in the amount shown principal payments of the drawn portion of credit facilities associated with the financing of the construction of two Panamax vessels which will be delivered during the first and second quarter of 2012.

Amount in thousands of
Year	USD
2012	$70,093
2013	64,801
2014	85,864
2015	60,626
2016	24,341
2017 and thereafter	1,152,294

Total	$1,458,019